Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 19 — SUBSEQUENT EVENTS

On September 21, 2023, the Company entered into an investment agreement with a third party, Zhongshan City Mindong Organic Waste Processing Limited. (“Mindong”). Pursuant to the agreement, both parties planned to incorporate a new entity: Guangdong Minde Low-carbon Science Technology Limited (“Minde Low-carbon”). On October 19, 2023, Minde Low-carbon was incorporated in Zhongshan City, Guangdong Province with registered capital of RMB 26,530,000. Mindong invested RMB 13,530,000 and owns 51% equity interest of Minde Low-carbon. The Company planned to invest equipment and cash totaling RMB 13,000,000 and owns 49% equity interest of Minde Low-carbon. The equipment was valued at RMB 12,617,120 by an independent third-party evaluator. The equipment was presented in inventory in the consolidated financial statements as of December 31, 2023 with an amount of RMB 8,076,091 ($1,137,114). On January 10, 2024, the Company delivered the equipment to Minde Low-carbon. The Company made a cash investment of RMB 382,880 in April 2024.

The Company’s registration statement on Form F-1 was declared effective by the SEC on March 27, 2024. As of the date of these consolidated financial statements available to be issued, the initial public offering has not been completed.

The Company evaluated all the impact of events and transactions that occurred after December 31, 2023, through the date the Company issued these consolidated financial statements, and concluded that no other subsequent events have occurred that would require for disclosure or recognition in the consolidated financial statements of the Company as appropriate.